EATON VANCE FLOATING-RATE MUNICIPAL INCOME FUND

Supplement to Prospectus dated August 1, 2021

1.	The following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

Portfolio Managers

Craig R. Brandon, Vice President of BMR, has managed the Fund since September 2004.

Julie P. Callahan, Vice President of BMR, has managed the Fund since October 1, 2021.

2.	The following replaces the seventh paragraph under “Management.” in “Management and Organization”:

Craig R. Brandon and Julie P. Callahan are the portfolio managers of the Fund (Mr. Brandon since September 13, 2004 and Ms. Callahan since October 1, 2021). Each portfolio manager is a Vice President of Eaton Vance and BMR and manages other Eaton Vance portfolios. Mr. Brandon has managed other Eaton Vance funds for more than five years. Ms. Callahan has been a Vice President of Eaton Vance and BMR since September 2021 and has been a Managing Director at Morgan Stanley Investment Management Inc. (“MSIM”), an affiliate of EVM, since 2020. Prior to joining MSIM, she was a senior member of the municipal bond portfolio management team at PIMCO from 2011 to 2020.

October 1, 2021	39667 10.1.21

EATON VANCE FLOATING-RATE MUNICIPAL INCOME FUND

Supplement to Statement of Additional Information dated August 1, 2021

The following replaces the first and second paragraphs and the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

The portfolio managers (each referred to as a “portfolio manager”) of the Fund are listed below. The following table shows, as of the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	16	$7,490.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3	$240.8	0	$0
Julie P. Callahan(1)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(1)	As of July 31, 2021

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended March 31, 2021 and in the Eaton Vance family of funds as of December 31, 2020.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Craig R. Brandon	$100,001 - $500,000	Over $1,000,000
Julie P. Callahan(1)	None	$1 - $10,000
(1)	As of July 31, 2021

October 1, 2021